Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets Subject to Amortization (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member] Customer Lists [Member]	Dec. 31, 2013 Successor [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Customer Lists [Member]	Dec. 31, 2012 Predecessor [Member] Developed Technology Rights [Member]	Dec. 31, 2012 Predecessor [Member] Other Intangible Assets [Member]	Dec. 31, 2012 Predecessor [Member]	Mar. 31, 2014 Customer Lists [Member]	Dec. 31, 2013 Customer Lists [Member]	Mar. 31, 2014 Developed Technology Rights [Member]	Dec. 31, 2013 Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 658,200	$ 658,200	$ 494,000	$ 164,200	$ 658,200	$ 276,480	$ 83,760	$ 376	$ 360,616	$ 494,000	$ 494,000	$ 164,200	$ 164,200
Accumulated Amortization and Foreign Exchange	20,910	8,811	(6,420)	(2,391)	(8,811)	(119,120)	(47,883)	(258)	(167,261)	14,061	6,420	6,849	2,391
Net Book Value	$ 637,290	$ 649,389	$ 487,580	$ 161,809	$ 649,389	$ 157,360	$ 35,877	$ 118	$ 193,355	$ 479,939	$ 487,580	$ 157,351	$ 161,809